Income taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income taxes
19. Income taxes:

(a)    The Company’s income tax provision differs from that calculated by applying the combined enacted Canadian federal and provincial statutory income tax rate of 26% for the year ended December 31, 2017 (year ended December 31, 2016 – 26%; year ended December 31, 2015 – 26%) as follows:

	Years ended December 31,
	2017	2016	2015
		(Adjusted, Note 6)
Loss before income taxes	$(65,530)	$(95,445)	$(98,423)
Expected income tax recovery	(17,055)	(24,816)	(25,580)
Increase (reduction) in income taxes resulting from:
Non-deductible stock-based compensation	786	2,176	3,553
Other permanent differences	3,185	5,543	(76)
Withholding taxes	444	1,109	1,429
Change in enacted tax rates	22,960	—	—
Foreign tax rate differences, foreign exchange and other adjustments	138	(4,560)	(138)
Non-taxable income from equity investment	(3,245)	925	(4,313)
Change in valuation allowance	(11,637)	32,583	21,036
Goodwill impairment	—	—	4,820
Change in uncertain tax position	—	301	—
Bargain purchase gain	—	(9,311)	—
Income tax expense (recovery)	$(4,424)	$3,950	$731
(b)    The significant components of the deferred income tax assets and liabilities are as follows:

	December 31, 2017	December 31, 2016
Deferred income tax assets:
Net loss carry forwards	$189,627	$190,885
Intangible assets	6,502	10,319
Property, plant and equipment	13,046	11,879
Warranty liability	3,290	4,056
Foreign tax credits	5,241	5,233
Inventory	4,668	3,806
Research and development	5,795	4,710
Other	13,190	15,288
Total gross deferred income tax assets	241,359	246,176
Valuation allowance	(239,511)	(244,536)
Total deferred income tax assets	1,848	1,640
Deferred income tax liabilities:
Intangible assets	(4,062)	(4,517)
Property, plant and equipment	(231)	(596)
Other	(323)	(796)
Total deferred income tax liabilities	(4,616)	(5,909)
Total net deferred income tax liabilities	$(2,768)	$(4,269)
Allocated as follows:
Deferred income tax assets	1,848	1,640
Deferred income tax liabilities	(4,616)	(5,909)
Total net deferred income tax liabilities	$(2,768)	$(4,269)

The valuation allowance is reviewed on a quarterly basis to determine if, based on all available evidence, it is more-likely-than-not that some or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent on the generation of sufficient taxable income during the future periods in which those temporary differences are expected to reverse. If the evidence does not exist that the deferred income tax assets will be fully realized, a valuation allowance has been provided.

The deferred income tax assets have been reduced by the uncertain tax position presented in note 19(f).
The components of the Company’s income tax expense (recovery) are as follows:

		Income tax expense (recovery)
	Net income (loss)
	before income
	taxes	Current	Deferred	Total
Years ended December 31, 2017
Canada	$(61,458)	(3,737)	(17)	$(3,754)
United States	3,023	17	—	17
Italy	2,433	493	(1,470)	(977)
Other	(9,528)	447	(157)	290
	$(65,530)	$(2,780)	$(1,644)	$(4,424)
Years ended December 31, 2016 (Adjusted, note 6)
Canada	$(104,060)	$56	$120	$176
United States	14,926	7	—	7
Italy	(4,324)	192	1,440	1,632
Other	(1,987)	1,355	780	2,135
	$(95,445)	$1,610	$2,340	$3,950
Years ended December 31, 2015
Canada	$(44,739)	$793	$228	$1,021
United States	(22,227)	9	—	9
Italy	(20,695)	389	(566)	(177)
Other	(10,762)	54	(176)	(122)
	$(98,423)	$1,245	$(514)	$731
d)    The Company has loss carry-forwards in the various tax jurisdictions available to offset future taxable income as follows:

Expiring in:	2018	2019	2020	2021 and later	Total
Canada	$—	$—	$—	$482,755	$482,755
Italy	—	—	—	17,354	17,354
United States	—	—	—	105,325	105,325
Sweden	—	—	—	21,118	21,118
Other	1,036	6,417	4,934	15,605	27,992
Total	$1,036	$6,417	$4,934	$642,157	$654,544

Certain tax attributes are subject to an annual limitation as a result of the acquisition of Fuel Systems which constitutes a change of ownership as defined under Internal Revenue Code Section 382.

(e)    The Company has not recognized a deferred income tax liability for certain undistributed earnings of foreign subsidiaries which are essentially investments in those foreign subsidiaries and are permanent in duration.

(f)    The Company records uncertain tax positions in accordance with ASC No. 740, Income Taxes. As at December 31, 2017, the total amount of the Company’s uncertain tax benefits was $4,345 (year ended December 31, 2016 - $2,745). If recognized in future periods, the uncertain tax benefits would affect our effective tax rate. The Company files income tax returns in Canada, the U.S., Italy, and various other foreign jurisdictions. All taxation years remain open to examination by the Canada Revenue Agency, the 2014 to 2017 taxation years remain open to examination by the Internal Revenue Service and the 2012 to 2017 taxation years remain open to examination by the Italian Revenue Agency, and various years remain open in the other foreign jurisdictions.